Commitments	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Commitments [Text Block]

Note 13 - Commitments

	Nine months ended September 30,
	2013	2012

Rent expenses	$87,798	$92,709

The company leases offices in Taiwan and in California, US under operating leases.  Minimum future rental payments due under non-cancelable operating leases with remaining terms at September 30, 2013 are as follows:

2013	18,266
2014	73,964
2015	57,640

$148,970

Note 14 – Commitments

	2012	2011
Rent expenses	$124,024	$125,857

The company leases offices in Taiwan and in California, US under operating leases. Minimum future rental payments due under non-cancelable operating leases with remaining terms at December 31, 2012 are as follows:

2013	83,290
2014	49,602
2015	42,162

$175,054